Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Foreign exchange instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts		¥ 23,324
Foreign exchange instruments | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts	876,486	1,065,834
Foreign currency forward exchange contracts | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts		23,324
Foreign currency forward exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts	506,734	724,435
Foreign currency option contracts | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts	3,721	4,145
Currency swap agreements | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts	366,031	337,254
Interest rate instruments | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts	4,809,037	4,063,289
Interest rate swap agreements | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Contract amounts outstanding and notional principal amounts	¥ 4,809,037	¥ 4,063,289